Debt (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt

As at	June 30, 2026	December 31, 2025
Debt opening balance	$—	$—
Drawdowns	355,000	113,000
Repayments	(120,000)	(113,000)
Debt closing balance	$235,000	$—